Sound Mind Investing Fund
Schedule of Investments
July 31, 2021 - (Unaudited)
EXCHANGE-TRADED FUNDS — 72.92% Shares Fair Value
Invesco DWA Basic Materials Momentum ETF 17,040 $ 1,508,892
Invesco S&P 500® GARP ETF 64,750 5,843,040
Invesco S&P 500® High Beta ETF 188,040 13,685,551
iShares Russell 1000 Growth ETF(a) 185,320 52,011,912
iShares Russell 2000 Value ETF 76,920 12,304,123
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF 166,080 15,189,677
SPDR S&P Homebuilders ETF 20,220 1,524,386
SPDR S&P Metals & Mining ETF 34,540 1,553,609
SPDR S&P Oil & Gas Exploration & Production ETF 18,400 1,523,520
SPDR S&P Regional Banking ETF 22,300 1,395,311
SPDR S&P Retail ETF 16,390 1,561,475
Total Exchange-Traded Funds Cost ($105,930,738) 108,101,496
MUTUAL FUNDS — 26.27% Shares Fair Value
Aegis Value Fund, Inc., Institutional Class 173,812 4,791,997
Akre Focus Fund, Institutional Class 101 6,701
AllianzGI Dividend Value Fund 200 2,632
AllianzGI NFJ Small-Cap Value Fund 162 3,041
American Century Equity Income Fund, Investor Class 100 1,002
American Century International Opportunities Fund, Institutional Class 360 5,293
AMG Yacktman Focused Fund, Institutional Class 100 2,126
AMG Yacktman Fund, Institutional Class 100 2,421
Artisan International Small Cap Fund, Investor Class 100 2,152
Artisan International Value Fund, Investor Class 150 6,870
Artisan Mid Cap Value Fund, Investor Class 279 6,512
Artisan Small Cap Fund, Investor Class 125 6,346
BlackRock International Opportunities Portfolio, Institutional Class 100 3,502
BNY Mellon Opportunistic Small Cap Fund, Investor Class 100 3,739
Bridgeway Small-Cap Growth Fund, Class N 205 7,292
Bridgeway Small-Cap Value Fund, Class N 143,102 5,091,557
Bridgeway Ultra-Small Company Market Fund, Class N 473,295 8,675,503
Buffalo Small Cap Fund, Inc. 150 3,483
Champlain Small Company Fund, Institutional Class 100 2,548
Chartwell Small Cap Value Fund 118 2,461
Columbia Acorn Fund, Class Z 137 2,372
Columbia Acorn International, Class Z 100 3,719
Columbia Contrarian Core Fund, Class Z 91 3,292
Columbia Small Cap Growth Fund I, Class Z 100 3,467
Davis Opportunity Fund, Class Y 100 4,807
Delaware Select Growth Fund, Institutional Class 100 4,687
Delaware Small Cap Value Fund, Institutional Class 100 7,752
Delaware Value Fund, Institutional Class 144 3,543
Deutsche Small Cap Core Fund, Institutional Class 52 2,341
DFA International Small Cap Value Portfolio, Institutional Class 100 2,180
DFA International Small Company Portfolio, Institutional Class 100 2,310
DFA U.S. Small Cap Value Portfolio, Institutional Class 100 4,416

Sound Mind Investing Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
MUTUAL FUNDS — 26.27% - continued Shares Fair Value
Fairholme Fund 100 $ 2,787
Fidelity Mid-Cap Stock Fund 150 6,209
Fidelity Select Banking Portfolio 48,977 1,361,077
Fidelity Select Energy Service Portfolio 72,789 1,365,522
Fidelity Small Cap Discovery Fund 100 2,970
Fidelity Small Cap Stock Fund 150 3,305
Fidelity Small Cap Value Fund 150 3,239
Fidelty Select Automotive Portfolio 23,380 1,439,025
Franklin Small Cap Value Fund, Advisor Class 100 6,375
Hartford International Opportunities Fund (The), Class Y 248 5,391
Heartland Value Fund 100 5,025
Hennessy Cornerstone Mid Cap 30 Fund, Institutional Class 100 2,082
Hennessy Focus Fund, Investor Class 50 3,815
Hennessy Small Cap Financial Fund, Investor Class 50,581 1,426,882
Invesco American Value Fund, Class Y 141 5,903
Invesco Oppenheimer International Small-Mid Company Fund, Class Y 100 6,160
Jacob Internet Fund, Investor Class 71,262 727,583
Janus Henderson Contrarian Fund, Class T 100 3,183
Janus Henderson Mid Cap Value Fund, Class T 200 3,578
Janus Henderson Overseas Fund, Class T 100 4,359
Janus Henderson Venture Fund, Class T 100 10,865
JOHCM International Select Fund, Institutional Class 100 3,161
JPMorgan Mid Cap Value Fund, Institutional Class 100 4,517
JPMorgan Small Cap Equity Fund, Select Class 100 7,773
JPMorgan Small Cap Growth Fund, Class L 100 2,990
JPMorgan U.S. Research Enhanced Equity Fund, Institutional Class 100 3,771
Longleaf Partners Fund 150 3,927
Longleaf Partners International Fund 150 2,754
Longleaf Partners Small-Cap Fund 100 2,659
Lord Abbett Developing Growth Fund, Inc., Institutional Class 100 4,004
MainStay WMC Enduring Capital Fund, Institutional Class 18 617
Miller Opportunity Trust, Institutional Class 100 4,997
Morgan Stanley Discovery Portfolio, Institutional Class 100 4,390
Morgan Stanley Growth Portfolio, Institutional Class 100 10,332
Neuberger Berman Genesis Fund, Institutional Class 100 7,868
Nicholas Fund, Inc. 50 4,219
Oakmark International Fund, Investor Class 150 4,365
Oakmark International Small Cap Fund, Institutional Class 150 3,101
Oakmark Select Fund, Institutional Class 150 9,170
Polen Growth Fund, Institutional Class 28,849 1,593,882
PRIMECAP Odyssey Aggressive Growth Fund 100 5,882
Principal SmallCap Growth Fund I, Institutional Class 200 3,940
ProFunds Banks UltraSector Fund, Investor Class
(b)
15,302 868,251
ProFunds Financials UltraSector Fund, Investor Class
(b)
22,206 732,578
ProFunds Oil & Gas UltraSector Fund, Investor Class 23,941 463,256
ProFunds Semiconductor UltraSector Fund, Investor Class
(b)
12,320 1,454,827
ProFunds Technology UltraSector Fund, Investor Class 12,224 1,525,020

Sound Mind Investing Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
MUTUAL FUNDS — 26.27% - continued Shares Fair Value
Prudential Jennison International Opportunities, Class Z 185 $ 6,980
Royce Micro-Cap Fund, Investment Class 106 1,676
Royce Opportunity Fund, Investment Class 348,108 7,059,621
Royce Premier Fund, Investment Class 300 4,527
Royce Special Equity Fund, Institutional Class 150 3,063
T. Rowe Price International Discovery Fund, Investor Class 75 7,570
T. Rowe Price Mid-Cap Growth Fund, Investor Class 50 6,335
T. Rowe Price New Horizons Fund, Investor Class 100 9,234
T. Rowe Price Small-Cap Value Fund, Investor Class 100 6,190
Thornburg Value Fund, Institutional Class 100 10,044
TIAA-CREF International Equity Fund, Institutional Class 100 1,434
Touchstone Sands Capital Select Growth Fund, Class Y 100 2,241
Tweedy Browne Global Value Fund 150 4,623
Vanguard Strategic Equity Fund, Investor Class 100 4,443
Victory RS Small Cap Growth Fund, Class Y 100 9,983
Wasatch Emerging Markets Small Cap Fund, Investor Class 1,000 4,080
Wasatch International Growth Fund, Investor Class 150 5,591
Wasatch Micro Cap Fund, Investor Class 100 1,311
Total Mutual Funds Cost ($39,642,608) 38,948,596
MONEY MARKET FUNDS - 0.01%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 0.01%
(c)
12,169 12,169
Total Money Market Funds (Cost $12,169) 12,169
Total Investments — 99.20% (Cost $145,585,515) 147,062,261
Other Assets in Excess of Liabilities — 0.80% 1,185,943
NET ASSETS — 100.00% $ 148,248,204
(a) Represents an investment greater than 25% of the Fund's net assets.  Performance of the Fund may be adversely impacted by concentrated investments in securities.  The financial statements and portfolio holdings for these securities can be found at www.sec.gov.  As of July 31, 2021, the percentage of net assets invested in iShares Russell 1000 Growth ETF was 35.08% of the Fund.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of July 31, 2021.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

SMI Dynamic Allocation Fund
Schedule of Investments
July 31, 2021 - (Unaudited)
EXCHANGE-TRADED FUNDS — 99.52% Shares Fair Value
iShares MSCI EAFE ETF
(a)
480,040 $ 38,158,380
Real Estate Select Sector SPDR Fund 174,040 8,071,975
SPDR S&P 500® ETF
(a)
92,590 40,601,641
Vanguard Real Estate ETF
(a)
286,670 30,470,154
Total Exchange-Traded Funds Cost ($102,099,508) 117,302,150
MONEY MARKET FUNDS - 0.53%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 0.01%
(b)
619,337 619,337
Total Money Market Funds (Cost $619,337) 619,337
Total Investments — 100.05% (Cost $102,718,845) 117,921,487
Liabilities in Excess of Other Assets — (0.05)% (62,136)
NET ASSETS — 100.00% $ 117,859,351
(a) Represents an investment greater than 25% of the Fund's net assets.  Performance of the Fund may be adversely impacted by concentrated investments in securities.  The financial statements and portfolio holdings for these securities can be found at www.sec.gov.  As of July 31, 2021, the percentage of net assets invested in SPDR S&P 500® ETF , iShares MSCI EAFE ETF, and Vanguard Real Estate ETF were
34.45%, 32.38%, and 25.85%, respectively, of the Fund.
(b) Rate disclosed is the seven day effective yield as of July 31, 2021.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

SMI 50/40/10 Fund
Schedule of Investments
July 31, 2021 - (Unaudited)
EXCHANGE-TRADED FUNDS — 85.44% Shares Fair Value
Invesco DWA Basic Materials Momentum ETF 3,250 $ 287,788
Invesco S&P 500® GARP ETF 11,180 1,008,883
Invesco S&P 500® High Beta ETF 34,180 2,487,620
iShares MSCI EAFE ETF 146,990 11,684,235
iShares Russell 1000 Growth ETF 33,990 9,539,633
iShares Russell 2000 Value ETF 15,080 2,412,197
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF 38,380 3,510,235
SPDR S&P 500® ETF 26,630 11,677,521
SPDR S&P Homebuilders ETF 3,820 287,990
SPDR S&P Metals & Mining ETF 6,080 273,478
SPDR S&P Oil & Gas Exploration & Production ETF 3,510 290,628
SPDR S&P Regional Banking ETF 55,570 3,477,015
SPDR S&P Retail ETF 3,170 302,006
Vanguard Real Estate ETF 120,060 12,761,178
Total Exchange-Traded Funds Cost ($55,328,589) 60,000,407
MUTUAL FUNDS — 14.23%
Aegis Value Fund, Inc., Institutional Class 40,040 1,103,902
AMG Yacktman Focused Fund, Institutional Class 100 2,126
Bridgeway Small-Cap Value Fund, Class N 38,224 1,359,997
Bridgeway Ultra-Small Company Market Fund, Class N 81,688 1,497,345
Fidelity Select Energy Service Portfolio 14,563 273,204
Fidelty Select Automotive Portfolio 4,439 273,245
Hennessy Small Cap Financial Fund, Investor Class 46,774 1,319,501
Invesco Oppenheimer International Small-Mid Company Fund, Class Y 100 6,160
Jacob Internet Fund, Investor Class 19,438 198,466
Longleaf Partners International Fund 150 2,754
Lord Abbett Developing Growth Fund, Inc., Institutional Class 100 4,004
Miller Opportunity Trust, Institutional Class 100 4,997
Morgan Stanley Discovery Portfolio, Institutional Class 100 4,390
Oakmark International Fund, Investor Class 50 1,455
Polen Growth Fund, Institutional Class 19,326 1,067,760
ProFunds Banks UltraSector Fund, Investor Class
(a)
7,225 409,960
ProFunds Financials UltraSector Fund, Investor Class
(a)
9,159 302,157
ProFunds Oil & Gas UltraSector Fund, Investor Class 14,205 274,858
ProFunds Semiconductor UltraSector Fund, Investor Class
(a)
2,339 276,246
ProFunds Technology UltraSector Fund, Investor Class 2,321 289,574
Royce Opportunity Fund, Investment Class 65,025 1,318,698
Wasatch International Growth Fund, Investor Class 100 3,727
Total Mutual Funds Cost ($10,176,763) 9,994,526
MONEY MARKET FUNDS - 0.40%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 0.01%
(b)
278,287 278,287
Total Money Market Funds (Cost $278,287) 278,287

SMI 50/40/10 Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
MUTUAL FUNDS — 14.23% - continued
Total Investments — 100.07% (Cost $65,783,639) $ 70,273,220
Liabilities in Excess of Other Assets — (0.07)% (49,819)
NET ASSETS — 100.00% $ 70,223,401
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2021.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt